1933 Act Registration File No. 333-292205
As filed with the Securities and Exchange Commission on April 24, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[  ] Pre-Effective Amendment No. ______
[x] Post-Effective Amendment No. 1
(Check appropriate box or boxes.)

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 North State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Registrant’s Area Code and Telephone Number: (360) 594-9900

Elliot S. Cohen
1300 North State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service) (Number and Street, City, State, Zip Code)

Copy to:
Fatima S. Sulaiman, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Z Class shares of Saturna International Fund, a series of the Registrant.
No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-13247 and 811-05071).

CONTENTS OF REGISTRATION STATEMENT
This Registration Statement contains the following papers and documents:
Cover Sheet
Contents of Registration Statement
Part C - Other Information
Signature Page
Exhibit Index
This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Saturna Investment Trust (“Registrant”) incorporates by reference Registrant’s Registration Statement filed on Form N-14 on December 17, 2025, and subsequently filed in definitive form pursuant to Rule 497 on January 15, 2026.

EXPLANATORY NOTE
This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of K&L Gates LLP as to tax matters (Exhibit 12) for the reorganization of the Saturna Sustainable Equity Fund into the Saturna International Fund.

Part C. Other Information
Item 15. Indemnification
See (i) the Declaration of Trust (the “Declaration of Trust”) of Saturna Investment Trust (formerly named Northwest Investors Tax-Exempt Business Trust) (the “Trust” or the “Registrant”), dated February 19, 1987, filed as Exhibit No. 1 to the initial filing of the Registrant’s Registration Statement on Form N-1A (File Nos. 033-13247 and 811-05071) filed with the Securities and Exchange Commission (the “SEC”) on February 20, 1987, and (ii) Section V of the Distribution Agreement between the Trust and Saturna Brokerage Services, adopted September 25, 2018.
Article XI of the Declaration of Trust of the Trust provides that:
Limitation of Liability and Indemnification
Section 1. Limitation of Personal Liability and Indemnification of Shareowners. The Trustees, officers, employees, have no power to bind any Shareowner personally or to call upon any Shareowner for the payment of any sum of money or assessment whatsoever, other than such as the Shareowner may at any time agree to pay by way of subscription to any Shares or otherwise.
No Shareowner or former Shareowner of the Trust shall be liable solely by reason of his being or having been a Shareowner for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability, or obligation of any kind, against or with respect to the Trust arising out of any action taken or omitted for or on behalf of the Trust, and the Trust shall be solely liable therefor and resort shall be had solely to the Trust property for the payment or performance thereof.
Each Shareowner or former Shareowner of the Trust (or their heirs, executors, administrators, or other legal representatives, or, in case of a corporate entity, its corporate or general successor) shall be entitled to indemnity and reimbursement out of the Trust property to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including without limitation the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareowner or former Shareowner of the Trust shall be personally liable.
The Trust shall, upon request by the Shareowner or former Shareowner, assume the defense of any claim made against any Shareowner for any act or obligation of the Trust and satisfy any judgment thereon.
Section 2. Limitation of Personal Liability of Trustee, Officers, Employees, or Agents of the Trust.
a. No Trustee, officer, employee, or agent of the Trust shall have the power to bind any other Trustee, officer, employee, or agent of the Trust personally. The Trustee, officers, employees, or agents of the Trust incurring any debts, liabilities, or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee, or agent of the Trust and not in his own individual capacity.
b. Nothing herein contained shall protect any Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
Section 3. Express Exculpatory Clauses and Instruments. The Trustee shall use appropriate means to assure that all persons having dealings with the Trust shall be informed that the property of the Shareowners and the Trustees, officers, employees, and agents of the Trust shall not be subject to claims against or obligations of the

Trust to any extent whatsoever. The Trustees may cause to be inserted in any written agreement, undertaking, or obligation made or issued on behalf of the Trust (including certificates for Shares of the Trust) an appropriate reference to this Declaration providing that neither the Shareowners, the Trustee, the officers, the employees, nor any agent of the Trust shall be liable thereunder, and that the other parties to such instrument shall look solely to the Trust property for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareowner, Trustee, officer, employee, or agent liable, nor shall the Trustee, or any officer, employee, or agent of the Trust be liable to anyone on account of such omission. If, notwithstanding this provision, any Shareowner, Trustee, officer, employee, or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking, or obligation, the Shareowner, Trustee, officer, employee, or agent shall be entitled to indemnity and reimbursement out of the Trust property, as provided in this Article XI.
Section 4. Indemnification. Unless otherwise restricted by the Declaration of Trust, this Trust shall have the power to indemnify any person to the extent provided by RCW 23A.08.025 as now or hereafter amended. Where appropriate, Trustee shall be substituted for the term “Director” and Trust shall be substituted for the term “Corporation”. RCW 23A.08.025, as of the date of this Declaration of Trust, provides as follows:
a. The terms “Director”, “Corporation”, “expenses”, “official capacity”, “party”, and “proceeding” used in this Article shall have the same meanings as defined in RCW 23A.08.025.
b. This Trust shall have power to indemnify any person made a party to any proceeding (other than a proceeding referred to in subparagraph c of this Section 4) by reason of the fact that such person is or was a Trustee against judgments, penalties, fines, settlements, and reasonable expense~ actually incurred by him/her in connection with such proceeding if:
(1) Such Trustee conducted himself/herself in good faith, and:
(a) In the case of conduct in his/her own official capacity with this Trust, such Trustee reasonably believed his/her conduct to be in this Trust’s best interests; or
(b) In all other cases, such Trustee reasonably believed his/her conduct to be at least not opposed to this Trust’s best interests; and
(2) In the case of any criminal proceeding, such Trustee had no reasonable cause to believe his/her conduct was unlawful.
The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent, shall not, of itself, be determinative that the person did not meet the requisite standard of conduct set forth in this section.
c. This Trust shall have power to indemnify any person made a party to any proceeding by or in the right of this Trust by reason of the fact that such person is or was a Trustee against reasonable expenses actually incurred by him/her in connection with such proceeding if he/she conducted himself/herself in good faith, and:
(1) In the case of conduct in his/her official capacity with this Trust, such Trustee reasonably believed his/her conduct to be in its best interests; or
(2) In all other cases, such Director reasonably believed his/her conduct to be at least not opposed to its best interests;

Provided, that no indemnification shall be made pursuant to this section in respect of any proceeding in which such person shall have been adjudged to be liable to this Trust.
d. A Trustee shall not be indemnified under subparagraph b or c of this Section 4 in respect of any proceeding charging improper personal benefit to such Trustee, whether or not involving action in his/her official capacity, in which such Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by such Trustee.
e. Unless otherwise limited by this Declaration of Trust:
(1) A Trustee who has been wholly successful, on the merits or otherwise, in the defense of any proceeding referred to in subparagraph b or c of this Section 4 shall be indemnified against reasonable expenses incurred by such Trustee in connection with the proceeding; and
(2) A court of appropriate jurisdiction, upon application of a Trustee and such notice as the court shall require shall have authority to order indemnification in the following circumstances:
(a) If the court determines the Trustee is entitled to reimbursement under subparagraph (1) of this Paragraph, the court shall order indemnification, in which case the Trustee shall be entitled to recover the expenses of securing such reimbursement; or
(b) If the court determines that the Trustee is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not such Trustee has met the standards of conduct ‘set forth in subparagraphs b or c of this Section 4 or has been adjudged liable under subparagraph d of this Section 4, the court may order such indemnification as the court shall deem proper, except that indemnification with respect to any proceeding referred to in subparagraph c of this Article and with respect to any proceeding in which liability shall have been adjudged pursuant to subparagraph d of this Section 4 shall be limited to expenses.
A court of appropriate jurisdiction may be the same court in which the proceeding involving the Trustee’s liability took place.
f. No indemnification under subparagraph b or c of this Section 4 shall be made by this Trust unless authorized in the specific case after a determination that indemnification of the Trustee is permissible in the circumstances because such Trustee has met the standard of conduct set forth in the applicable section. Such determination shall be made:
(1) By the Board of Trustees (“Board”) by a majority vote of a quorum consisting of Trustees not at the time parties to such proceeding; or
(2) If such a quorum cannot be obtained, then by a majority vote of a committee of the Board, duly designated to act in the matter by a majority vote of the full Board (in which designated Trustees who are parties may participate), consisting solely of two (2) or more Trustees not at the time parties to such proceeding; or
(3) In a written opinion by legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services within the past three (3) years for this Trust or any party to be indemnified, selected by the Board of Trustees or a committee thereof by vote as set forth in subparagraphs (1) or (2) of this Paragraph or if the requisite quorum of the full Board cannot be obtained therefor and such committee cannot be established, by a majority vote of the full Board (in which selected Trustees who are parties may participate); or

(4) By the shareowners. Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible, except that if the determination that indemnification is permissible is made by such legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in a manner specified in subparagraph (3) of this Paragraph for the selection of such counsel. Shares held by Trustees who are parties to the proceeding shall not be voted on the subject matter under this Paragraph.
Reasonable expenses incurred by a Trustee who is party to a proceeding may be paid or reimbursed by this Trust in advance of the final disposition of such proceeding:
(1) After a determination, made in the manner specified by subparagraph f of this Section 4, that the information then known to those making the determination (without undertaking further investigation for purposes thereof) does not establish that indemnification would not be permissible under subparagraphs (b) or (c) of this Paragraph; and
(2) Upon receipt by this Trust of:
(a) A written affirmation by the Trustee of his/her good faith belief that he/she has met the standard of conduct necessary for indemnification by this Trust as authorized in this Article; and
(b) A written undertaking by or on behalf of the Trustee to repay such amount if it shall ultimately be determined that such Trustee has not met such standard of conduct. The undertaking required by subparagraph (2)(b) of this Paragraph shall be an unlimited general obligation of the Trustee but need not be secured and may be accepted without reference to financial ability to make the repayment. Payments under this Section may be authorized in the manner specified in subparagraph f of this Article.
g. No provision for this Trust to indemnify a Trustee who is made a party to a proceeding, whether contained in this Declaration of Trust, a resolution of shareowners or Trustees, an agreement, or otherwise (except as contemplated by subparagraph j of this Article) shall be valid unless consistent with this Section 4 or to the extent that indemnity hereunder is limited by this Declaration of Trust, consistent therewith. Nothing contained in this Section 4 shall limit this Trust’s ability to reimburse expenses incurred by a Trustee in connection with his/her appearance as a witness in a proceeding at a time when such Trustee has not been made a named defendant or respondent in the proceeding.
h. Unless otherwise limited by this Declaration of Trust:
(1) An officer of this Trust shall be indemnified as and to the extent provided in subparagraph (e) of this Section 4 for a Trustee and shall be entitled to seek indemnification pursuant to subparagraph (e) of this Section 4 to the same extent as a Trustee;
(2) This Trust shall have the power to provide indemnification, including advances of expenses, to an officer, employee, or agent of this Trust to the same extent that it may indemnify Trustees pursuant to this Article, except that subparagraph (k) of this Section 4 shall not apply to any person other than a Trustee; and
(3) This Trust, in addition, shall have the power to indemnify an officer who is not a Trustee, as well as employees and agents of this Trust who are not Trustees, to such further extent, consistent with law, as may be provided by the Declaration of Trust, general or specific action of the Board of Trustees, or contract.
i. This Trust shall have power to purchase and maintain insurance on behalf of any person who is, or was a Trustee, officer, employee, or agent of this Trust, or is or was serving at the request of this Trust as an officer, employee, or agent of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against such person and incurred by such person in any such capacity or arising out of his/her status as such, whether or not this Trust would have the power to indemnify such person against such liability under the provisions of this Section 4.
j. Any indemnification of a Trustee in accordance with this Article, including any payment or reimbursement of expenses, shall be reported to the shareowners with the notice of the next shareowners’ meeting or prior thereto in a written report containing a brief description of the proceedings involving the Trustee being indemnified and the nature and extent of such indemnification.
Section V. of the Distribution Agreement provides that:
V. INDEMNIFICATION
1. Trust’s Representation. The Trust represents and warrants to Distributor that at all times the Registration Statement and Prospectuses will in all material respects conform to the applicable requirements of the 1933 Act and the Rules thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they are made, not misleading, except that no representation or warranty in this subsection shall apply to statements or omissions made in reliance upon and in conformity with written information furnished to the Trust by or on behalf of and with respect to Distributor expressly for use in the Registration Statement or Prospectuses.
2. Distributor Representation. Distributor represents and warrants to the Trust that it is duly organized as a Washington State corporation and is and at all times will remain duly authorized and licensed to carry out its services as contemplated herein.
3. Trust Indemnification. The Trust, on behalf of each Fund, agrees that each Fund will indemnify, defend and hold harmless Distributor, its several officers and directors, and any person who controls Distributor within the meaning of Section 15 of the 1933 Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect thereof) arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses or in any application or other document executed by or on behalf of a Fund, or arise out of or based upon, information furnished by or on behalf of a Fund, filed in any state in order to qualify the Shares under the securities or blue sky laws thereof (“Blue Sky Application”),or arise out of, or are based upon, the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, and will reimburse Distributor, its several officers and directors, and any person who controls Distributor within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim; provided, however, that neither the Trust nor any Fund shall be liable in any case to the extent that such loss, claim, damage or liability arises out of, or is based upon, any untrue statement, alleged untrue statement, or omission or alleged omission made in the Registration Statement, the Prospectuses, any Blue-Sky Application or any application or other document executed by or on behalf of the Trust in reliance upon and in conformity with written information furnished to the Funds by or on behalf of Distributor specifically for inclusion therein.
A Fund shall not indemnify any person pursuant to this subsection 3 unless the court or other body before which the proceeding was brought has rendered a final decision on the merits that such person was not liable by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or his reckless disregard of his obligations and duties, under this Agreement (“disabling conduct”) or, in the absence of such a decision, a reasonable determination(based upon a review of the facts) that such person was not liable by reason of disabling conduct has been made by the vote of a majority of a quorum of trustees of the Trust who are neither “interested parties” of the Trust (as defined in the 1940 Act) nor parties to the proceeding, or by an independent legal counsel in a written opinion.

Each Fund shall advance attorneys’ fees and other expenses incurred by any person in defending any claim, demand, action or suit which is the subject of a claim for indemnification pursuant to this subsection 3, so long as: (i) such person shall undertake to repay all such advances unless it is ultimately determined that he or she is entitled to indemnification hereunder; and (ii) such person shall provide security for such undertaking, or the Fund shall be insured against losses arising by reason of any lawful advances, or a majority of a quorum of the disinterested, non-party trustees of the Trust (or an independent legal counsel in a written opinion) shall determine based on a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such person ultimately will be found entitled to indemnification hereunder.
The obligations of each Fund under this subsection 3 shall be the several (and not joint or joint and several) obligation of each Fund.
4. Distributor Indemnification. Distributor will indemnify, defend and hold harmless the Trust, each Fund, the Trust’s several officers and trustees and any person who controls the Trustor any Fund within the meaning of Section 15 of the 1933 Act, from and against any losses, claims, damages or liabilities, joint or several, to which any of them may become subject under the 1933 Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions or proceedings in respect hereof) arise out of, or are based upon, any breach of its representations, warranties and agreements herein, or which arise out of, or are based upon, any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectuses, any Blue Sky Application or any application or other documents executed by or on behalf of the Trust or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, which statement or omission was made in reliance upon and in conformity with information furnished in writing to the Trust or any of its several officers and trustees by or on behalf of Distributor specifically for inclusion there in, and will reimburse the Trust, each Fund, the Trust’s several officers and trustees, and any person who controls the Trust or any Fund within the meaning of Section 15 of the 1933 Act, for any legal or other expenses reasonably incurred by any of them in investigating, defending or preparing to defend any such action, proceeding or claim.
5. General Indemnity Provision. No indemnifying party shall be liable under its indemnity agreement contained in subsection 3 or 4 hereof with respect to any claim made against such indemnifying party unless the indemnified party shall have notified the indemnifying party inwriting within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the indemnified party (or after the indemnified party shall have received notice of such service on any designated agent), but failure to notify the indemnifying party of any such claim shall not relieve it from any liability which it may otherwise have to the indemnified party. The indemnifying party will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, and if the indemnifying party elects to assume the defense, such defense shall be conducted by counsel chosen by it and reasonably satisfactory to the indemnified party. In the event the indemnifying party elects to assume the defense of any such suit and retain such counsel, the indemnified party shall bear the fees and expenses of any additional counsel retained by the indemnified party.
Item 16. Exhibits
(1)	Charter
(a)
Declaration of Trust of Saturna Investment Trust (formerly named Northwest Investors Tax-Exempt Business Trust), filed as Exhibit No. 1 to initial filing of Form N-1A on February 20, 1987. File No. 33-13247.

	(b)	Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.
	(c)	Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, filed as Exhibit No. 1-3 to Amendment No. 13 to Form N-1A dated July 11, 1995.
	(d)	Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. 1-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.
	(e)	Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 28 to Form N-1A dated January 9, 2007.
	(f)	Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 37 dated January 17, 2012.
	(g)	Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 44 dated January 9, 2015.
(h)
Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, dated September 29, 2023, filed as Exhibit No. EX-99.(1)(h) with the Registrant’s Registration Statement filed on December 17, 2025.

(i)
Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, dated December 16, 2025, filed as Exhibit No. EX-99.(1)(i) with the Registrant’s Registration Statement filed on December 17, 2025.

(2)		Bylaws of Northwest Investors Trust, adopted by the Board of Trustees, July 21, 1992, filed as Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.
(3)		Voting Trust Agreements - (not applicable)
(4)		Plan of Reorganization and Termination - (filed as Appendix A to the Combined Information Statement and Prospectus dated January 15, 2026)
(5)		Rights of holders of the securities being registered are contained in Articles III and VIII of the Registrant’s Declaration of Trust, as amended, and Articles V and IX of the Registrant’s By-Laws.
(6)	(a)
Investment Advisory and Administrative Services Agreement for the series Saturna International Fund and Saturna Sustainable Equity Fund of Saturna Investment Trust, dated February 6, 2023, filed as Exhibit No. EX-99.d.1 to Amendment No. 65 dated March 31, 2025.

	(b)	Amendment Number One to the Saturna Investment Trust Investment Advisory and Administrative Services Agreement, filed as EX-99.d to Amendment No. 63.
(7)		Distribution Agreement adopted September 25, 2018 and filed as Exhibit EX-99.e to Amendment No. 56 dated March 27, 2019.
(8)		Bonus, profit sharing or pension plans - (none)

(9)	(a)	Form of Custodian Agreement for each series of the Trust, between the Trust and UMB Financial Corporation, Missouri filed as Exhibit EX-99.g.1 to Amendment No. 56 dated March 27, 2019.
	(b)	Form of Rule 17f-5 Delegation Agreement for each series of the Trust, between the Trust and UMB Financial Corporation, Missouri filed as Exhibit EX-99.g.2 to Amendment No. 56 dated March 27, 2019.
(10)	(a)
Rule 12(b)-1 Plan - Rule 12(b)-1 Plan approved by Trustees on June 28, 2006 and adopted by shareowners on August 15, 2006. Filed as Exhibit No. EX-99.m to Amendment No. 28 to Form N-1A dated January 9, 2007.

	(b)	Saturna Investment Trust Rule 18f-3 Plan pursuant to Rule 18f-3, filed as Exhibit EX-99.n to Amendment No. 50 dated March 31, 2017.
(11)		Opinion and Consent of Counsel, filed as Exhibit No. EX-99.(11) with the Registrant’s Registration Statement filed on December 17, 2025.
(12)		Opinion of Counsel on Tax Matters – (filed herewith)
(13)		Other Material Contracts
(a)
Transfer Agent Agreement for the Saturna Investment Trust between the Trust and Saturna Capital Corporation for Saturna International Fund and Saturna Sustainable Equity Fund, dated September 25, 2018, filed as Exhibit No. EX-99.h.1 to Amendment No. 56 dated March 27, 2019.

	(b)	Agreement for a liquidity program for the Saturna Trust between the Trust and ReFlow Fund, LLC dated March 27, 2020 and filed as Exhibit EX-99.h.4 to Amendment No. 58 dated March 27, 2020.
	(c)	Expense Limitation and Fee Waiver Agreement, dated December 16, 2025, filed as Exhibit No. EX-99.(13)(c) with the Registrant’s Registration Statement filed on December 17, 2025.
(14)		Consent of Independent Registered Public Accounting Firm of the Target Fund and Acquiring Fund, filed as EX-99.14 with the Registrant’s Registration Statement filed on December 17, 2025.
(15)		Financial Statements Omitted Pursuant to Item 14(a)(1) - (not applicable)
(16)		Powers of Attorney, filed as Exhibit No. EX-99.(16) with the Registrant’s Registration Statement filed on December 17, 2025.
(17)		Other Exhibits
(18)		Filing fee tables - (not applicable)

Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bellingham and the State of Washington on the 24th day of April 2026.
SATURNA INVESTMENT TRUST
By:	/s/ Jane K. Carten Jane K. Carten President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Jane K. Carten Jane K. Carten	President; Trustee (Principal Executive Officer)	April 24, 2026

/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer; Chief Financial Officer (Principal Accounting Officer)	April 24, 2026

/s/ Marina E. Adshade** Marina E. Adshade	Trustee	April 24, 2026

/s/ Ronald H. Fielding** Ronald H. Fielding	Trustee	April 24, 2026

/s/ Gary A. Goldfogel** Gary A. Goldfogel	Trustee	April 24, 2026

/s/ James V. McKinney** James V. McKinney	Trustee	April 24, 2026

/s/ Sarah E.D. Rothenbuhler** Sarah E.D. Rothenbuhler	Trustee	April 24, 2026
**By /s/ Jane K. Carten Jane K. Carten, Attorney-In-Fact

EXHIBIT INDEX
Type:	Description:
EX-99.(12)	Opinion of Counsel on Tax Matters